Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Time deposits, $100,000 or more	$ 216,577	$ 137,433
Time deposits, $250,000 or more	72,685	50,048
Brokered deposits	$ 101,215	$ 46,945